Managed Container Fleet - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Deferred revenue from acquisition fees		$ 1,012	$ 1,049
Managed Containers
Property, Plant and Equipment [Line Items]
Containers, leaseback financial liability		$ 16,172	$ 4,762
Cash paid to purchase containers from container Investor	$ 2,725
Container Investor
Property, Plant and Equipment [Line Items]
Cash consideration	57,637
Container Investor | Other Net
Property, Plant and Equipment [Line Items]
Loss recognized for effective settlement of pre-existing contractual relationship	116
Container Investor | Amortization Expense
Property, Plant and Equipment [Line Items]
Written off of intangible assets related to sale of business unit	$ 551